Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
8.	INTANGIBLE ASSETS, NET

The following table presents the intangible assets as of the respective balance sheet dates:

	Software	Capitalized software development costs	Total
	$	$	$

Balance as of January 1, 2017	74	6,874	6,948
Additions	39	7,248	7,287
Amortization expense	(43)	(2,784)	(2,827)
Foreign currency translation difference	4	262	266

Balance as of December 31, 2017	74	11,600	11,674
Additions	-	5,347	5,347
Amortization expense	(28)	(5,250)	(5,278)
Foreign currency translation difference	(3)	(298)	(301)

Balance as of December 31, 2018	43	11,399	11,442

The intangible assets are amortized using the straight-line method, which is the Group's best estimate of how these assets will be economically consumed over their respective estimated useful lives of 3-10 years.

The annual estimated amortization expenses for the intangible assets for each of the next five years were as follows:

$

2019	5,840
2020	3,942
2021	1,660
2022	-
2023	-

11,442